UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     August 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $133,161 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106    11451  1775300 SH       SOLE                  1775300        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     5201   178000 SH       SOLE                   178000        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306     1236   150000 SH       SOLE                   150000        0        0
C&D TECHNOLOGIES INC           COM              124661109     2217   262000 SH       SOLE                   262000        0        0
CKE RESTAURANTS INC            COM              12561E105    13771  1104300 SH       SOLE                  1104300        0        0
ECHOSTAR CORP                  CL A             278768106     1688    54065 SH       SOLE                    54065        0        0
FIRST AMERN CORP CALIF         COM              318522307      924    35000 SH       SOLE                    35000        0        0
FLOW INTL CORP                 COM              343468104     3791   486000 SH       SOLE                   486000        0        0
GREENFIELD ONLINE INC          COM              395150105    10829   725800 SH       SOLE                   725800        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     3406   144200 SH       SOLE                   144200        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     2815    48919 SH       SOLE                    48919        0        0
HLTH CORPORATION               COM              40422Y101     2821   249200 SH       SOLE                   249200        0        0
HUNTSMAN CORP                  COM              447011107     1140   100000 SH       SOLE                   100000        0        0
HYPERCOM CORP                  COM              44913M105    16312  3707307 SH       SOLE                  3707307        0        0
KENNAMETAL INC                 COM              489170100     5800   178200 SH       SOLE                   178200        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     1468    34000 SH  CALL SOLE                    34000        0        0
LODGENET INTERACTIVE CORP      COM              540211109     4483   913000 SH       SOLE                   913000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102      708    40000 SH       SOLE                    40000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     1417    80000 SH  CALL SOLE                    80000        0        0
NOVEN PHARMACEUTICALS INC      COM              670009109     3472   324800 SH       SOLE                   324800        0        0
PHI INC                        COM NON VTG      69336T205     4416   109941 SH       SOLE                   109941        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107     1446    64300 SH       SOLE                    64300        0        0
SAPIENT CORP                   COM              803062108    16352  2546976 SH       SOLE                  2546976        0        0
TEKELEC                        COM              879101103     8266   561898 SH       SOLE                   561898        0        0
TERREMARK WORLDWIDE INC        COM NEW          881448203     3991   731000 SH       SOLE                   731000        0        0
THQ INC                        COM NEW          872443403     1438    71000 SH       SOLE                    71000        0        0
TRONOX INC                     COM CL B         897051207     3648  1208000 SH       SOLE                  1208000        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108    -5797    51000 SH  PUT  SOLE                    51000        0        0
UST INC                        COM              902911106     3823    70000 SH  CALL SOLE                    70000        0        0
WEBMD HEALTH CORP              CL A             94770V102      628    22500 SH       SOLE                    22500        0        0